Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Loss Before Provision for Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations:

	For the year ended December 31,
	2023	2024
PRC	(79,805)	(93,714)
Foreign	(3,166)	(94,277)
Total loss before income taxes	(82,971)	(187,991)

Schedule of Income Tax (Benefit) Expense	Income tax (benefit) expense consists of the following:
	For the year ended
	December 31,
	2022	2023	2024
Current income tax expenses	—	—	—
Deferred income tax benefit	(5,451)	—	—
Total	(5,451)	—	—

Schedule of Reconciliation of Company’s Effective Income Tax Rate

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024:

	For the year ended
	December 31,
	2022	2023	2024
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Permanent differences*	(12.1)	1.2	6.9
Change in valuation allowance	(10.1)	(19.8)	(17.7)
Effect of preferential tax rate	(1.5)	(5.5)	—
Effect of different tax rates in other jurisdictions (offshore entities)	(1.3)	(0.9)	(14.2)
Change in impairment of intangible assets	(3.2)	—	—
Others	—	—	—
Effective income tax rate	(3.2)	—	—
*	Permanent differences in 2022 are mainly due to non-deductible impairment charges.

Schedule of Deferred Tax Assets

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2023 and 2024.

	December 31, 2023	December 31, 2024
	RMB	RMB
Deferred tax assets:
Advertising expense in excess of deduction limit	64,678	65,460
Accrued expense and other payables	3,257	1,785
Allowance for doubtful accounts	10,039	8,526
Net operating tax loss carry forwards	81,539	95,864
Total deferred tax assets	159,513	171,635
Less: valuation allowance	(159,513)	(171,635)
Net deferred tax assets	—	—

Schedule of Movements of Valuation Allowance

The movements of the valuation allowance are as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Deferred tax assets valuation allowance movement:
Balance at the beginning of the year	134,534	145,788	159,513
Allowance made during the year	16,910	16,392	32,703
Reduction due to unrealized NOLs and adjustments	(5,656)	(2,667)	(20,581)
Decrease due to disposal of subsidiaries	—	—	—
Balance at end of year	145,788	159,513	171,635

Schedule of Net Operating Tax Loss Carry Forwards

As of December 31, 2024, net operating tax loss carry forwards in PRC is expected to expire is as follows:

RMB
Loss expiring in 2025	111,903
Loss expiring in 2026	65,054
Loss expiring in 2027	73,009
Loss expiring in 2028	72,403
Loss expiring in 2029	191,644
Loss expiring in 2030	64,115
Loss expiring in 2031	51,985
Loss expiring in 2032	82,823
Loss expiring in 2033	46,509
Loss expiring in 2034 and after	95,626
855,071